FINANCIAL INSTRUMENTS (Concentration Risk) (Detail) (Customer Concentration Risk [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Operating revenues	$ 52,653	$ 64,339	$ 122,792
Sales Revenue, Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Concentration risk, percentage	37.58%	41.00%	38.00%